Revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue Details [Abstract]
Revenue from contracts with customers	$ 19,114	$ 23,449
Other		1,862
Total	$ 19,114	$ 25,311